Financial risk review - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure [Line Items]
Cash and cash equivalents	$ 29,283,942	$ 49,391,627	$ 20,535,210	$ 45,624,110
Other receivables	429,176	696,968
Related party receivables	98,133	1,508,243
Carrying Amount of Financial Assets
Financial Risk Review (Details) - Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure [Line Items]
Cash and cash equivalents	29,283,942	49,391,627
Other receivables	429,176	696,968
Related party receivables	98,133	1,508,243
Total	$ 29,811,251	$ 51,596,838